Employee Severance Benefits - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Restructuring Cost and Reserve [Line Items]
Employee severance benefits			$ 0
General and Administrative Expense
Restructuring Cost and Reserve [Line Items]
Employee severance benefits	$ 295,000	$ 170,000